Basis of Presentation and Reverse Stock Split - 10-Q (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Basis of Presentation and Reverse Stock Split [Abstract]
Reverse stock split ratio	10	14.5